Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments
In connection with the acquisition of certain Kristalose assets during 2011, the Company was required to make quarterly payments based on a percentage of Kristalose net sales through November 2018. The payments were treated as consideration for the assets acquired and were capitalized. They are being amortized over the remaining expected useful life of the acquired asset, currently through 2026.
In connection with its licensing agreements for Caldolor, the Company is required to pay royalties based on net sales over the life of the product. Royalty expense is recognized as a component of selling and marketing expense in the period that revenue is recognized.
In connection with its licensing agreements for Ethyol and Totect, the Company was required to pay royalties based on net sales. The royalty expense was recognized as a component of selling and marketing expense in the period the associated revenue was recognized through the end of the licensing period, December 31, 2019.
In connection with the acquisition of Vibativ, the Company is required to pay royalties based on net sales of the product. At the purchase date, Cumberland recorded the fair value of this liability and will continue to evaluate the liability each period and the royalty expense is recognized as a component of selling and marketing expense in the period that the change in fair value is recognized.
Legal Matters
Cumberland has a number of Patents issued through the United States Patent and Trademark Office (the “USPTO”) including U.S. Patent number 8,148,356 (the “356 Acetadote Patent”) which is assigned to the Company. The claims of the 356 Acetadote Patent encompass the new Acetadote formulation and include composition of matter claims. Following its issuance, the 356 Acetadote Patent was listed in the FDA Orange Book. The 356 Acetadote Patent is scheduled to expire in May 2026, which time period includes a 270-day patent term adjustment granted by the USPTO.
Since 2012, Cumberland has to continued to vigorously defend and protect its Acetadote product and related intellectual property rights including the use of all its legal options.
The Company is a party to various other legal proceedings in the ordinary course of its business. In the opinion of management, the liability associated with these matters, will not have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.